UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
 (Registrant's telephone number, including area code)

Date of fiscal year end: April 30, 2024

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a)

Reverb ETF

(RVRB)

Listed on Cboe BZX Exchange, Inc.

SEMI-ANNUAL REPORT
October 31, 2023

Reverb ETF
TABLE OF CONTENTS

Letter to Shareholders	1
Sector Allocation of Portfolio Assets	7
Expense Example	8
Schedules of Investments	10
Statements of Assets and Liabilities	33
Statements of Operations	34
Statements of Changes in Net Assets	35
Financial Highlights	36
Notes to Financial Statements	37
Notice to Shareholders	49
Householding	50
Statement Regarding Liquidity Risk Management Program	51
Privacy Notice	52

Reverb (RVRB) Shareholder Letter No. 2
Ratings, Returns, and Incentive Reinforcements

Fund Advisor: Distribution Cognizant, LLC*

12/1/23

Dear Shareholders,

The Reverb Exchange Traded Fund (ticker: RVRB) eclipsed a year of trading on November 4, 2023. During that time, our team built and refined an effective quantitative trading platform and operational program, developed our marketing message and the AI tools that amplify our mission, and raised funds from a small but intrepid circle of investors who share a common belief in the potential of thoughtful market mechanisms to improve overall wellbeing. Most remarkable of all, we received valuable ratings from almost 20,000 users of our free Reverberate1 app, characterizing the impacts that major corporations have had on their lives.

Why is the submission of these ratings remarkable? To the best of our knowledge, we provide a unique incentive for truthful reporting from Reverberate’s users: share your voice knowing your ratings will be put to work determining capital allocations in accordance with the average interests revealed by these ratings. From a common sense, Golden Rule-motivated standpoint, this is a fair and logical approach, and barring any fraudulent or conspiratorial strategies it is intuitive that reporting your own interests truthfully is in your own interest.

Our core belief is that markets have the potential, and, over the long run, a general tendency to improve the wellbeing of society. By investing on information related to average wellbeing, Reverb picks up the sentiment not only of customers of particular corporations but also of general citizens and stakeholders who may be future customers or catalysts of regulatory shifts. And by soliciting truthful reporting straight from this population, Reverb may gain an investment edge over time. As of October 31, 2023, RVRB had returned 14.20% at market price and 14.19% at Net Asset Value since inception, assuming dividend reinvestment, while our benchmark2 had returned 14.63% over that same period.3 Over the last six months ending October 31, 2023, RVRB returned 1.42% at market prices (1.41% at NAV) while our benchmark returned 1.39%. This is in spite of approximately 15 basis points in fees dragging on RVRB performance over that window of time. Our recent relative outperformance is detailed below, but it is worth noting that we have had both more app use and subsequently more “active share”4 over the last six months than we did over our first six months of existence.
_____________
*	Please address comments or questions to rvrb@disco.llc; visit reverb-etf.com for full prospectus.
[1]	Free, easy to use and anonymous: www.rev.vote
[2]
The S&P500 Index, which tracks the performance of 500 of the largest publicly traded companies listed on U.S. stock exchanges. Investors cannot invest in this index itself, only in portfolios tracking this index with some degree of inaccuracy due to things like transaction costs.

[3]
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of future results. Total return and value will vary and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance visit reverb-etf.com.

[4]	Active share is a reference to the deviation of the holdings of a fund from those of the benchmark index.

This letter is slightly shorter than our first shareholder letter, where we elaborated on the economic logic behind Reverb. Below you will find a brief summary of our trades throughout the past year, an introduction to an exciting new application of AI that we are using to provide a richer voice to Reverberate users, and a short sign-off.

Attribution by the Numbers

Reverb has strict position limits in place to avoid significant active risk. Our preference is to be a product with measured outperformance and “active” bets taken in accordance with the strength of our signal (which is to say, the size of our app user base). As such, we only increased our overall “active share” above 3% for the first time this past month. As it turns out, this has been our best month in both absolute and benchmark-relative terms.

Our total turnover for the trading year has been around 7%. This is a relatively low number, and we are happy about that…needlessly trading back and forth is a surefire way to bleed fund money to commissions and the bid/ask spread. However, we also want our signal to be responsive to any news that we have received via Reverberate prior to its dissemination through other channels to the rest of the market. And in fact, we have traded both in and out of several names during the year.

While we hold a diversified portfolio and stand ready to take active over-or under-weights in many names should Reverberate users begin to rate them frequently, the Reverb ETF’s significant, signal-driven active positions have been concentrated in a relatively small set of very large market capitalization companies.

We have broken the most significant of these trades – Amazon, Apple, Coca-Cola, McDonald’s, Microsoft, and Walmart – into two ad hoc categories and plotted with solid lines the percent changes in our positions (driven by proportionate changes in our ratings-based signal) alongside the percentage price movements (dashed lines). When the Reverb ETF is working well with Reverberate data, the direction (slope) of the solid lines should predict the slope of the dashed lines (aka a move up in a trade slope/solid line should be followed by a move up in the price action slope/dashed line immediately to the right).

Figure 1: Active Position and Standardized Price, Consumer Tech

For example, looking at Figure 1, it is apparent that we traded Apple relatively well throughout the year. Initial overweights were followed by an extended price increase, while a subsequent underweight around August preceded an eventual price decrease. However, our final trades in Apple were ill-positioned for subsequent price action. Figure 1 also shows that our success with Microsoft was mixed, but that we traded Amazon fairly effectively until Q4.

Figure 2: Active Position and Standardized Price, Legacy Retail

Figure 2 shows that we traded Walmart poorly at times and well at others; an initial underweight was followed by a price increase, while subsequent overweights were followed by substantial price increases. We then took a series of misguided underweights before returning to an overweight and enjoying a significant November pop. Coca-Cola also was a mixed success. Our bets on McDonald’s did not pay off.

Elsewhere, we were well positioned for Meta’s large bounce, timed Tesla well more often than not, and took what turned out to be fairly inconsequential positions in Berkshire Hathaway, Netflix and Visa. As we are fundamentally market-cap skewed, our success with Apple has had the largest impact on our portfolio.5

Attribution in Color

By design, Reverb takes its positions only on the basis of changes in a blend of average and median ratings that we use to measure overall preferences of our users, to avoid biasing against any particular reasons users might have for giving their ratings.6 We do not want to, and do not think we should, be in the business of deciding what is a “good” or “bad” basis for a person’s preferences; we proudly treat people’s opinions equally.

So, our approach to portfolio positioning is intentionally “dry.” But we also think Reverberate users have important specifics to provide, and many of them
_____________
[5]
As of 12/1/2023, Reverb net assets include 6.92% Microsoft, 6.36% Apple, 3.78% Amazon, 1.97% Meta, 1.6% Berkshire, 1.58% Tesla, 1.32% Visa, 0.86% Walmart, 0.61% Coca-Cola, and 0.43% McDonald’s. Please visit reverb-etf.com for a complete list of our latest holdings.

[6]
Average ratings are more skewed towards extreme ratings, while median ratings more precisely captures the interests of the largest possible block of Reverberate users, which is why we like to combine the two figures.

are generous enough with their time to leave comments alongside their ratings. While we will not use the comments to impact our capital allocations, we have wanted to find some other way to deploy them for the benefit of society (hopefully reinforcing positive incentives for users to engage with Reverberate in the process), and this problem has arrived at what might be a perfect time in human history – the advent of highly sophisticated language models, commonly described as “AI.”7

These language models/AI are not all-knowing, and cannot be deemed free of bias just because they are not human; we must treat them with care. But they are, unequivocally, excellent at some tasks that are extremely burdensome for humans…like reading thousands and thousands of comments and summarizing them with accuracy. And that is precisely what we are doing.

Our starting point is the so-called Falcon-7b8 model, an industry-leading AI that has been shown to have less hidden bias than competitors. We have taken a version of this AI that has been further trained on a particular dataset developed to increase accuracy with respect to tricky linguistic problems, and cloned our own copy. This AI, which we maintain and control on our own servers (not subject to the whims of any third party), has been further trained on our comment dataset and can now answer questions like “What are the general sentiments associated with Company Z that seem likely to have caused an [increase/decrease] in its ratings on Reverberate recently?”

The answers are fascinating. A visual inspection shows that not all of the comments we receive are interesting or even pertinent. But our AI (yet to be named – we are open to suggestions!) does a remarkable job of extracting themes, some of which seem predictable or obvious (“prices are going up too fast”) but some of which seem truly surprising coming from what is, essentially, an AI modeled after the consciousness of our users (as it applies to their perceptions of corporations, anyways) – sentiment bemoaning anti-competitive behavior or planned obsolescence, for example, or a degree of frustration with shoplifting that might run contrary to media narratives.

We do not intend to monetize this product except through whatever marketing benefits RVRB may receive in the process of sharing the insights it generates (including, potentially, research we may conduct with academic coauthors). But we are truly excited about developing a “voice” that may be able to reflect, in a relatively unbiased way, the interests of society. And we are hopeful that it may provide valuable guidance for management seeking to better serve both their customers and their greater community.

A Final Word About Incentives

We never stop thinking (and rarely stop talking) about incentive alignment at Distribution Cognizant.9 We think our product represents a social and economic

_____________
[7]	Former colleagues and I applied an earlier generation of these models to scraping SEC filings for alpha; suffice to say these models are shockingly more sophisticated just several years later.
[8]	As in “7 billion parameters,” a de facto measure of the AI’s”brain size” (and it’s computational costs).
[9]	See our Shareholder Letter No. 1.

windfall because it puts Reverberate users and Reverb investors on the same page, with potential to bring corporate management into alignment as well by imprinting average interests on the stock price mechanism. We hope you’ll stay tuned for some additional developments we have in the works towards this end.

For our part, we are committed to running our company ethically and transparently, and we think we are highly incentivized to do so: who would place their trust – their information and/or their money – in us without believing that we walk the walk? You can visit www.disco.llc to learn more about our mission and team, and we hope it will be apparent that we see our incentives as aligned with yours. As always, please do not hesitate to reach out to us with questions or comments; we are truly honored by your belief in RVRB and will continue to work diligently on your behalf.

Thanks and Kind Regards,

Patrick Neal, CFA, PhD
Chief Investment Officer, Reverb
Managing Partner, Distribution Cognizant

Fund Performance and Expense Ratio

As of October 31, 2023, the Reverb ETF has cumulatively gained 14.20% net of fees at market prices and 14.19% at NAV since inception (11/4/2022), compared to 14.63% over the same period for our benchmark S&P 500 index. These figures include hypothetical dividend reinvestment. Performance data represents past performance and is no guarantee of, and not necessarily indicative of future results. Total return and value will vary and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted.

The Reverb ETF charges a total annual expense ratio of 0.30% of fund assets, deducted incrementally from fund assets over the course of the year.

Important Information

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and can found at reverb-etf.com. Please read carefully before investing.

Investing involves risk including possible loss of principal. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. Other risks exist, including New Adviser Risk, Management Risk, Consumer Sentiment Risk, Research Risk, General Market Risk, Equity Securities Risk, High Portfolio Turnover Risk, general ETF Risks, New Fund Risk, and Sector Emphasis Risk, among others. Please see the detailed prospectus here for more details.

The Reverberate App is a new web-based utility and currently has limited users. The ability of the App to properly and accurately gauge public sentiment is highly dependent on its ability to attain a high level of regular usage among a broad market segment of the population. If the Adviser (Distribution Cognizant, LLC) is unable to take material active positions due to lack of sufficient data or otherwise, the Fund will likely experience performance similar to the broad large capitalization market in general. In that event, the information provided by the App may not properly reflect sentiment regarding a company, leading the Adviser to take active positions in a company that are inconsistent with broad market sentiment. The investment strategy of relying entirely on general public sentiment as expressed on a web-based user app in order to take active positions is novel. The strategy may not work and this may have a significant negative impact on the value of your investment.

The Adviser’s strategy is to base its investment decisions on the expressions of sentiment as identified in the Reverberate App. As a result, the Fund is subject to the risks, which may be substantial, that negative developments effecting a held company, the economy, or markets in general, may not be apparent to the users of the Reverberate App. Information received from the App may be inaccurate, incomplete, misleading, duplicative or outdated, making the information ineffective for accurately gauging current sentiment. There is a possibility that users have an undisclosed agenda and attempt to manipulate a company’s stock price. These potential developments could have a negative impact on the fund’s portfolio.

Shares are bought and sold are market price, not net asset value (NAV). Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time. NAV represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day. Your returns may differ if you traded shares at other times.

Distributor: Quasar Distributors, LLC.

Reverb ETF
SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2023 (Unaudited)

Percentages represent market value as a percentage of total investments.

Reverb ETF
EXPENSE EXAMPLE – October 31, 2023 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/23 – 10/31/23).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Reverb ETF
EXPENSE EXAMPLE – October 31, 2023 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/23	10/31/23	5/1/23 – 10/31/23*
Actual	$1,000.00	$1,014.10	$1.52
Hypothetical (5% return
before expenses)	$1,000.00	$1,023.63	$1.53

*
Expenses are equal to the Fund’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited)

Shares	COMMON STOCKS - 97.8%	Value
	Accounting Tax Preparation
	Bookkeeping and Payroll Services - 0.1%
30	Paychex, Inc.	$3,332

	Advertising Public Relations
	and Related Services - 0.1%
15	Omnicom Group, Inc.	1,124
39	Trade Desk, Inc. - Class A (a)	2,767
		3,891
	Aerospace Product and
	Parts Manufacturing - 1.5%
48	Boeing Co. (a)	8,967
21	General Dynamics Corp.	5,068
12	HEICO Corp.	1,526
54	Honeywell International, Inc.	9,895
21	Lockheed Martin Corp.	9,547
120	Raytheon Technologies Corp.	9,767
15	Textron, Inc.	1,140
6	TransDigm Group, Inc. (a)	4,969
		50,879
	Agencies Brokerages and
	Other Insurance Related Activities - 0.6%
18	Aon PLC	5,569
18	Arthur J Gallagher & Co.	4,239
24	Brown & Brown, Inc.	1,666
39	Marsh & McLennan Cos., Inc.	7,396
9	Willis Towers Watson PLC	2,123
		20,993
	Agriculture Construction and
	Mining Machinery - 0.5%
42	Caterpillar, Inc.	9,494
24	Deere & Co.	8,769
		18,263
	Alumina and Aluminum
	Production and Processing - 0.0%
33	Howmet Aerospace, Inc.	1,455

	Animal Slaughtering and Processing - 0.1%
45	Hormel Foods Corp.	1,464

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Animal Slaughtering and
	Processing - 0.1%, Continued
30	Tyson Foods, Inc. - Class A	$1,391
		2,855
	Architectural and Structural
	Metals Manufacturing - 0.1%
21	Nucor Corp.	3,104

	Architectural Engineering
	and Related Services - 0.1%
9	Jacobs Solutions, Inc.	1,199
3	Teledyne Technologies, Inc. (a)	1,124
		2,323
	Automotive Parts Accessories
	and Tire Stores - 0.2%
6	O’Reilly Automotive, Inc. (a)	5,583

	Basic Chemical Manufacturing - 0.5%
9	FMC Corp.	479
21	International Flavors & Fragrances, Inc.	1,435
39	Linde PLC	14,905
		16,819
	Beverage Manufacturing - 1.7%
39	Brown-Forman Corp. - Class B	2,190
6	Celsius Holdings, Inc. (a)	913
384	Coca-Cola Co.	21,691
39	Coca-Cola Europacific Partners PLC	2,282
15	Constellation Brands, Inc.	3,512
114	Keurig Dr Pepper, Inc.	3,458
87	Monster Beverage Corp. (a)	4,446
117	PepsiCo, Inc.	19,104
		57,596
	Boiler Tank and Shipping
	Container Manufacturing - 0.0%
27	Ball Corp.	1,300

	Building Equipment Contractors - 0.1%
12	Quanta Services, Inc.	2,005

	Building Material and Supplies Dealers - 1.1%
90	Home Depot, Inc.	25,622

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Building Material and
	Supplies Dealers - 1.1%, Continued
48	Lowe’s Cos., Inc.	$9,147
		34,769
	Business Support Services - 3.1%
18	Coinbase Global, Inc. (a)	1,388
9	Equifax, Inc.	1,526
3	Fair Isaac Corp. (a)	2,538
48	Fidelity National Information Services, Inc.	2,357
6	FleetCor Technologies, Inc. (a)	1,351
18	Live Nation Entertainment, Inc. (a)	1,440
78	Mastercard, Inc. - Class A	29,355
15	Moody’s Corp.	4,620
6	MSCI, Inc.	2,829
387	NU Holdings Ltd. (a)	3,174
93	PayPal Holdings, Inc. (a)	4,817
51	ROBLOX Corp. (a)	1,622
27	Royalty Pharma PLC	725
12	TransUnion	527
186	Visa, Inc. - Class A	43,730
		101,999
	Cable and Other Subscription
	Programming - 0.6%
339	Comcast Corp.	13,998
18	Liberty Media Corp.-Liberty Formula One (a)	1,164
42	Rogers Communications, Inc.	1,557
201	Warner Bros Discovery, Inc. (a)	1,998
		18,717
	Cement and Concrete
	Product Manufacturing - 0.1%
57	CRH PLC	3,053

	Chemical and Allied Products
	Merchant Wholesalers - 0.1%
27	LyondellBasell Industries NV	2,436

	Clothing Stores - 0.6%
12	Charter Communications, Inc. - Class A (a)	4,834
69	KKR & Co., Inc.	3,823
27	Ross Stores, Inc.	3,131

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Clothing Stores - 0.6%, Continued
93	TJX Cos., Inc.	$8,190
		19,978
	Commercial and Industrial
	Machinery and Equipment - 0.1%
12	AerCap Holdings NV (a)	745
6	United Rentals, Inc.	2,438
		3,183
	Commercial and Service Industry
	Machinery Manufacturing - 0.2%
12	KLA Corp.	5,636

	Communications Equipment
	Manufacturing - 6.9%
1,233	Apple, Inc.	210,560
6	MongoDB, Inc. (a)	2,068
15	Motorola Solutions, Inc.	4,177
90	QUALCOMM, Inc.	9,809
		226,614
	Computer and Peripheral
	Equipment Manufacturing - 1.4%
24	Arista Networks, Inc. (a)	4,809
333	Cisco Systems, Inc.	17,359
60	Dell Technologies, Inc.	4,015
63	Fortinet, Inc. (a)	3,602
81	HP, Inc.	2,133
75	International Business Machines Corp.	10,848
18	NetApp, Inc.	1,310
3	Super Micro Computer, Inc. (a)	718
6	Western Digital Corp. (a)	241
		45,035
	Computer Systems Design
	and Related Services - 5.5%
1,128	Alphabet, Inc. - Class A (a)	139,962
12	CDW Corp.	2,405
18	CGI, Inc. (a)	1,735
42	Cognizant Technology Solutions Corp. - Class A	2,708
6	ICON PLC (a)	1,464

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Computer Systems Design
	and Related Services - 5.5%, Continued
177	Palantir Technologies, Inc. (a)	$2,620
24	Palo Alto Networks, Inc. (a)	5,832
6	Paycom Software, Inc.	1,470
3	Seagate Technology Holdings PLC	205
18	ServiceNow, Inc. (a)	10,473
132	Snap, Inc. (a)	1,321
27	Snowflake, Inc. (a)	3,919
24	Unity Software, Inc. (a)	609
21	Workday, Inc. - Class A (a)	4,446
12	Zscaler, Inc. (a)	1,904
		181,073
	Consumer Goods Rental - 0.4%
36	Netflix, Inc. (a)	14,821

	Converted Paper Product Manufacturing - 0.1%
6	Avery Dennison Corp.	1,044
27	Kimberly-Clark Corp.	3,231
		4,275
	Couriers and Express Delivery Services - 0.5%
21	FedEx Corp.	5,042
69	United Parcel Service, Inc. - Class B	9,746
		14,788
	Cut and Sew Apparel Manufacturing - 0.1%
9	Lululemon Athletica, Inc. (a)	3,541

	Dairy Product Manufacturing - 0.3%
102	Kraft Heinz Co.	3,209
111	Mondelez International, Inc. - Class A	7,349
		10,558
	Data Processing Hosting and Related Services - 0.8%
51	Airbnb, Inc. - Class A (a)	6,033
33	Automatic Data Processing, Inc.	7,201
9	Broadridge Financial Solutions, Inc.	1,536
3	FactSet Research Systems, Inc.	1,296
51	Fiserv, Inc. (a)	5,801
12	Verisk Analytics, Inc.	2,728
		24,595

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Department Stores - 1.2%
231	Walmart, Inc.	$37,748

	Depository Credit Intermediation - 3.4%
585	Bank of America Corp.	15,408
60	Bank of Montreal	4,533
63	Bank of New York Mellon Corp.	2,678
99	Bank of Nova Scotia	4,007
75	Canadian Imperial Bank of Commerce	2,645
30	Capital One Financial Corp.	3,039
156	Citigroup, Inc.	6,160
168	Deutsche Bank AG	1,850
21	Discover Financial Services	1,724
90	Huntington Bancshares, Inc.	869
225	JPMorgan Chase & Co.	31,288
57	KeyCorp	583
15	M&T Bank Corp.	1,691
12	Northern Trust Corp.	791
33	PNC Financial Services Group, Inc.	3,778
57	Regions Financial Corp.	828
24	State Street Corp.	1,551
27	Synchrony Financial	757
150	Toronto-Dominion Bank	8,376
108	Truist Financial Corp.	3,063
126	US Bancorp	4,017
297	Wells Fargo & Co.	11,812
		111,448
	Direct Selling Establishments - 0.1%
33	DoorDash, Inc. (a)	2,473

	Drinking Places (Alcoholic Beverages) - 0.1%
9	Cintas Corp.	4,564

	Drugs and Druggists’ Sundries
	Merchant Wholesalers - 0.3%
15	AmerisourceBergen Corp.	2,777
21	Cardinal Health, Inc.	1,911
12	McKesson Corp.	5,464
		10,152

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Electric Power Generation
	Transmission and Distribution - 1.8%
42	AES Corp.	$626
21	Ameren Corp.	1,590
42	American Electric Power Co., Inc.	3,173
24	Avangrid, Inc.	717
24	CMS Energy Corp.	1,304
27	Consolidated Edison, Inc.	2,370
27	Constellation Energy Corp.	3,049
18	DTE Energy Co.	1,735
63	Duke Energy Corp.	5,600
30	Edison International	1,892
18	Entergy Corp.	1,721
81	Exelon Corp.	3,154
9	First Solar, Inc. (a)	1,282
48	FirstEnergy Corp.	1,709
165	NextEra Energy, Inc.	9,619
204	PG&E Corp. (a)	3,325
60	PPL Corp.	1,474
42	Public Service Enterprise Group, Inc.	2,589
90	Southern Co.	6,057
27	WEC Energy Group, Inc.	2,198
45	Xcel Energy, Inc.	2,667
		57,851
	Electrical Equipment Manufacturing - 0.1%
9	Rockwell Automation, Inc.	2,365

	Electronic Shopping and
	Mail-Order Houses - 3.9%
927	Amazon.com, Inc. (a)	123,375
27	Chewy, Inc. (a)	522
147	Coupang, Inc. (a)	2,499
45	eBay, Inc.	1,765
9	Etsy, Inc. (a)	561
		128,722
	Engine Turbine and Power
	Transmission Equipment - 0.4%
12	Cummins, Inc.	2,596
90	General Electric Co.	9,776
		12,372

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Footwear Manufacturing - 0.4%
135	NIKE, Inc. - Class A	$13,874

	Freight Transportation Arrangement - 0.2%
12	Expeditors International of Washington, Inc.	1,311
9	JB Hunt Transport Services, Inc.	1,547
18	Norfolk Southern Corp.	3,434
		6,292
	Fruit and Vegetable Preserving
	and Specialty Foods - 0.1%
18	Campbell Soup Co.	727
30	Conagra Brands, Inc.	821
9	Lamb Weston Holdings, Inc.	808
		2,356
	General Freight Trucking - 0.1%
9	Old Dominion Freight Line, Inc.	3,390

	General Medical and Surgical Hospitals - 0.1%
21	HCA Healthcare, Inc.	4,748

	General Merchandise Stores - 0.9%
39	Costco Wholesale Corp.	21,544
18	Dollar General Corp.	2,143
18	Dollar Tree, Inc. (a)	2,000
39	Target Corp.	4,321
		30,008
	Glass and Glass Product Manufacturing - 0.1%
69	Corning, Inc.	1,846

	Grain and Oilseed Milling - 0.2%
45	Archer-Daniels-Midland Co.	3,220
12	Bunge Ltd.	1,272
27	Kellanova	1,363
		5,855
	Grocery and Related Product Wholesalers - 0.1%
42	Sysco Corp.	2,793

	Grocery Stores - 0.1%
60	Kroger Co.	2,722

	Hardware and Plumbing and
	Heating Equipment - 0.1%
18	Ferguson PLC	2,704

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Health and Personal Care Stores - 0.3%
105	CVS Health Corp.	$7,246
3	Ulta Beauty, Inc. (a)	1,144
72	Walgreens Boots Alliance, Inc.	1,518
		9,908
	Household Appliances
	Electrical Electronic Goods - 0.2%
57	Johnson Controls International PLC	2,794
27	TE Connectivity Ltd.	3,182
		5,976
	Industrial Machinery Manufacturing - 0.3%
69	Applied Materials, Inc.	9,132

	Insurance Carriers - 5.0%
48	Aflac, Inc.	3,749
21	Allstate Corp.	2,691
57	American International Group, Inc.	3,495
162	Berkshire Hathaway, Inc. - Class B (a)	55,295
45	Centene Corp. (a)	3,104
33	Chubb Ltd.	7,082
24	Cigna Group	7,421
12	Cincinnati Financial Corp.	1,196
18	Elevance Health, Inc.	8,102
3	Everest Group Ltd.	1,187
24	Hartford Financial Services Group, Inc.	1,763
9	Humana, Inc.	4,713
6	Loews Corp.	384
150	Manulife Financial Corp.	2,613
63	MetLife, Inc.	3,781
21	Principal Financial Group, Inc.	1,421
48	Progressive Corp.	7,588
30	Prudential Financial, Inc.	2,743
48	Sun Life Financial, Inc.	2,192
18	Travelers Cos., Inc.	3,014
72	UnitedHealth Group, Inc.	38,560
21	W R Berkley Corp.	1,416
		163,510
	Internet Software & Services - 0.1%
3	MercadoLibre, Inc. (a)	3,722

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Investigation and Security Services - 0.0%
27	Cloudflare, Inc. (a)	$1,531

	Iron and Steel Mills and
	Ferroalloy Manufacturing - 0.1%
69	ArcelorMittal SA	1,519

	Lessors of Nonfinancial Intangible Assets - 0.1%
27	Restaurant Brands International, Inc.	1,815

	Machinery Equipment and Supplies
	Merchant Wholesalers - 0.1%
48	Fastenal Co.	2,801
3	WW Grainger, Inc.	2,189
		4,990
	Management of Companies
	and Enterprises - 0.5%
27	Brookfield Infrastructure Partners LP	611
108	Carnival Corp. (a)	1,238
30	Citizens Financial Group, Inc.	703
108	CNH Industrial NV	1,186
24	Icahn Enterprises LP	396
75	Koninklijke Philips NV (a)	1,422
78	Rivian Automotive, Inc. - Class A (a)	1,265
114	Royal Bank of Canada	9,106
		15,927
	Management Scientific and
	Technical Consulting - 0.7%
51	Accenture PLC - Class A	15,152
12	Booz Allen Hamilton Holding Corp.	1,439
33	Eaton Corp. PLC	6,861
		23,452
	Media Streaming Distribution Services, Social
	Networks, and Other Media Networks - 0.0%
315	Sirius XM Holdings, Inc.	1,348

	Medical and Diagnostic Laboratories - 0.1%
6	Fortrea Holdings, Inc. (a)	170
6	Laboratory Corp. of America Holdings	1,199
9	Quest Diagnostics, Inc.	1,171
		2,540

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Medical Equipment and
	Supplies Manufacturing - 2.2%
45	3M Co.	$4,093
6	Align Technology, Inc. (a)	1,108
42	Baxter International, Inc.	1,362
24	Becton Dickinson and Co.	6,067
120	Boston Scientific Corp. (a)	6,143
3	Cooper Cos., Inc.	935
33	Dexcom, Inc. (a)	2,931
51	Edwards Lifesciences Corp. (a)	3,250
3	Insulet Corp. (a)	398
30	Intuitive Surgical, Inc. (a)	7,867
180	Johnson & Johnson	26,700
12	ResMed, Inc.	1,695
30	Stryker Corp.	8,107
18	Zimmer Biomet Holdings, Inc.	1,879
		72,535
	Metal and Mineral (except Petroleum)
	Merchant Wholesalers - 0.1%
6	Reliance Steel & Aluminum Co.	1,526

	Metal Ore Mining - 0.6%
42	Agnico Eagle Mines Ltd.	1,970
144	Barrick Gold Corp.	2,301
36	Cameco Corp.	1,473
15	Franco-Nevada Corp.	1,823
117	Freeport-McMoRan, Inc.	3,952
66	Newmont Corp.	2,473
63	Southern Copper Corp.	4,467
36	Wheaton Precious Metals Corp.	1,521
		19,980
	Motion Picture and Video Industries - 0.1%
15	Take-Two Interactive Software, Inc. (a)	2,006

	Motor Vehicle and Motor Vehicle Parts
	and Supplies Merchant Wholesalers - 0.2%
78	Copart, Inc. (a)	3,395
12	Genuine Parts Co.	1,546
15	LKQ Corp.	659
		5,600

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Motor Vehicle Manufacturing - 1.8%
327	Ford Motor Co.	$3,188
114	General Motors Co.	3,215
42	PACCAR, Inc.	3,466
246	Tesla, Inc. (a)	49,407
		59,276
	Motor Vehicle Parts Manufacturing - 0.1%
24	Aptiv PLC (a)	2,093
24	Magna International, Inc.	1,154
		3,247
	Natural Gas Distribution - 0.5%
12	Atmos Energy Corp.	1,292
51	CenterPoint Energy, Inc.	1,371
30	Eversource Energy	1,614
39	Fortis, Inc.	1,549
183	Kinder Morgan, Inc.	2,965
48	ONEOK, Inc.	3,129
51	Sempra Energy	3,571
		15,491
	Navigational Measuring Electromedical and
	Control Instruments Manufacturing - 2.1%
24	Agilent Technologies, Inc.	2,481
18	AMETEK, Inc.	2,534
42	Avantor, Inc. (a)	732
60	Danaher Corp.	11,521
30	Fortive Corp.	1,958
36	GE HealthCare Technologies, Inc.	2,397
21	Hologic, Inc. (a)	1,390
6	IDEXX Laboratories, Inc. (a)	2,397
12	Illumina, Inc. (a)	1,313
15	Keysight Technologies, Inc. (a)	1,831
15	L3Harris Technologies, Inc.	2,691
108	Medtronic PLC	7,621
12	Northrop Grumman Corp.	5,657
9	PerkinElmer, Inc.	746
9	Roper Technologies, Inc.	4,397
12	Teradyne, Inc.	999
33	Thermo Fisher Scientific, Inc.	14,677

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Navigational Measuring Electromedical
	and Control Instruments
	Manufacturing - 2.1%, Continued
18	Trane Technologies PLC	$3,426
15	Trimble, Inc. (a)	707
6	Waters Corp. (a)	1,431
		70,906
	Newspaper Periodical Book
	and Directory Publishers - 0.1%
36	Thomson Reuters Corp.	4,316

	Nondepository Credit Intermediation - 0.4%
60	American Express Co.	8,762
264	UBS Group AG	6,193
		14,955
	Nonmetallic Mineral Mining
	and Quarrying - 0.2%
6	Martin Marietta Materials, Inc.	2,454
12	Vulcan Materials Co.	2,358
		4,812
	Nonresidential Building Construction - 0.1%
252	Stellantis NV	4,707

	Office Administrative Services - 0.1%
84	Baker Hughes Co.	2,891

	Offices of Physicians - 0.1%
6	Molina Healthcare, Inc. (a)	1,998

	Offices of Real Estate Agents and Brokers - 0.1%
24	CBRE Group, Inc. (a)	1,664

	Oil and Gas Extraction - 0.9%
90	Canadian Natural Resources Ltd.	5,718
63	Coterra Energy, Inc.	1,733
51	Devon Energy Corp.	2,375
69	Dominion Energy, Inc.	2,782
48	EOG Resources, Inc.	6,059
33	EQT Corp.	1,399
51	Marathon Oil Corp.	1,393
72	Occidental Petroleum Corp.	4,450
18	Pioneer Natural Resources Co.	4,302
		30,211

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Other Electrical Equipment and
	Component Manufacturing - 0.0%
3	Hubbell, Inc.	$810

	Other Fabricated Metal
	Product Manufacturing - 0.2%
3	Axon Enterprise, Inc. (a)	613
48	Emerson Electric Co.	4,271
		4,884
	Other Financial Investment Activities - 1.5%
9	Ameriprise Financial, Inc.	2,831
45	Apollo Global Management, Inc.	3,485
15	Ares Management Corp.	1,479
12	BlackRock, Inc.	7,347
63	Blackstone, Inc.	5,818
135	Brookfield Corp.	3,935
15	Ferrari NV	4,525
141	Lucid Group, Inc. (a)	581
135	Morgan Stanley	9,561
27	S&P Global, Inc.	9,431
18	T Rowe Price Group, Inc.	1,629
144	Vinfast Auto Ltd. (a)	782
		51,404
	Other Food Manufacturing - 0.2%
48	General Mills, Inc.	3,131
6	J M Smucker Co.	683
15	McCormick & Co., Inc.	964
21	McCormick & Co., Inc.+	1,342
		6,120
	Other General Purpose
	Machinery Manufacturing - 0.5%
6	IDEX Corp.	1,148
24	Illinois Tool Works, Inc.	5,379
3	Mettler-Toledo International, Inc. (a)	2,956
12	Parker-Hannifin Corp.	4,427
21	Xylem, Inc.	1,964
		15,874

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Other Information Services - 1.9%
33	CoStar Group, Inc. (a)	$2,423
192	Meta Platforms, Inc. - Class A (a)	57,843
54	Pinterest, Inc. (a)	1,614
9	VeriSign, Inc. (a)	1,797
		63,677
	Other Investment Pools and Funds - 0.1%
39	Alcon, Inc.	2,781
15	Garmin Ltd.	1,538
15	Incyte Corp. (a)	809
		5,128
	Other Miscellaneous Store Retailers - 0.1%
90	Amcor PLC	800
9	Tractor Supply Co.	1,733
		2,533
	Other Professional Scientific
	and Technical Services - 0.1%
6	Gartner, Inc. (a)	1,992
15	IQVIA Holdings, Inc. (a)	2,713
		4,705
	Other Telecommunications - 0.5%
75	BCE, Inc.	2,785
117	TELUS Corp.	1,886
321	Verizon Communications, Inc.	11,277
		15,948
	Other Transit and Ground
	Passenger Transportation - 0.2%
168	Uber Technologies, Inc. (a)	7,271

	Paint Coating and
	Adhesive Manufacturing - 0.2%
18	PPG Industries, Inc.	2,210
21	Sherwin-Williams Co.	5,002
		7,212
	Pesticide Fertilizer and Other
	Agricultural Chemical Manufacturing - 0.1%
15	CF Industries Holdings, Inc.	1,197
21	Mosaic Co.	682

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Pesticide Fertilizer and Other Agricultural
	Chemical Manufacturing - 0.1%, Continued
39	NUTRIEN Ltd.	$2,094
		3,973
	Petroleum and Coal
	Products Manufacturing - 2.2%
156	Chevron Corp.	22,734
300	Exxon Mobil Corp.	31,755
24	Hess Corp.	3,466
33	Marathon Petroleum Corp.	4,991
36	Phillips 66	4,107
105	Suncor Energy, Inc.	3,402
30	Valero Energy Corp.	3,810
		74,265
	Petroleum and Petroleum Products
	Merchant Wholesalers - 0.1%
258	Energy Transfer LP	3,393

	Pharmaceutical and Medicine
	Manufacturing - 5.3%
141	Abbott Laboratories	13,332
144	AbbVie, Inc.	20,330
9	Alnylam Pharmaceuticals, Inc. (a)	1,366
45	Amgen, Inc.	11,507
12	Biogen, Inc. (a)	2,850
15	BioMarin Pharmaceutical, Inc. (a)	1,222
171	Bristol-Myers Squibb Co.	8,812
78	Eli Lilly & Co.	43,206
102	Gilead Sciences, Inc.	8,011
207	Merck & Co., Inc.	21,259
30	Moderna, Inc. (a)	2,279
462	Pfizer, Inc.	14,119
9	Regeneron Pharmaceuticals, Inc. (a)	7,019
15	Seagen, Inc. (a)	3,192
21	Vertex Pharmaceuticals, Inc. (a)	7,604
6	West Pharmaceutical Services, Inc.	1,910
39	Zoetis, Inc.	6,123
		174,141

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Pipeline Transportation of Crude Oil - 0.2%
174	Enbridge, Inc.	$5,575

	Pipeline Transportation of Natural Gas - 0.4%
177	Enterprise Products Partners LP	4,609
45	Pembina Pipeline Corp.	1,385
81	TC Energy Corp.	2,791
99	Williams Cos., Inc.	3,406
		12,191
	Plastics Product Manufacturing - 0.0%
9	Entegris, Inc.	792

	Printing and Related Support Activities - 0.0%
42	Warner Music Group Corp.	1,315

	Professional and Commercial Equipment - 0.1%
33	Samsara, Inc. (a)	761
9	STERIS PLC	1,890
		2,651
	Radio and Television Broadcasting - 0.4%
30	Fox Corp.	837
15	Spotify Technology SA (a)	2,471
141	Walt Disney Co. (a)	11,504
		14,812
	Rail Transportation - 0.8%
54	Canadian National Railway Co.	5,711
75	Canadian Pacific Kansas City Ltd.	5,323
162	CSX Corp.	4,836
51	Union Pacific Corp.	10,587
		26,457
	Railroad Rolling Stock Manufacturing - 0.1%
15	Westinghouse Air Brake Technologies Corp.	1,590

	Residential Building Construction - 0.2%
27	DR Horton, Inc.	2,819
24	Lennar Corp.	2,367
18	PulteGroup, Inc.	1,325
		6,511

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Resin Synthetic Rubber
	and Artificial Synthetic - 0.2%
9	Albemarle Corp.	$1,141
57	Dow, Inc.	2,755
39	DuPont de Nemours, Inc.	2,843
9	Westlake Corp.	1,038
		7,777
	Restaurants and Other Eating Places - 1.1%
3	Chipotle Mexican Grill, Inc. (a)	5,827
9	Darden Restaurants, Inc.	1,310
54	McDonald’s Corp.	14,157
93	Starbucks Corp.	8,578
6	Veralto Corp. (a)	414
33	Yum China Holdings, Inc.	1,734
24	Yum! Brands, Inc.	2,901
		34,921
	Sawmills and Wood Preservation - 0.0%
9	Builders FirstSource, Inc. (a)	977

	Scheduled Air Transportation - 0.1%
39	American Airlines Group, Inc. (a)	435
54	Delta Air Lines, Inc.	1,688
48	Southwest Airlines Co.	1,067
21	United Airlines Holdings, Inc. (a)	735
		3,925
	Scientific Research and
	Development Services - 0.1%
12	Exact Sciences Corp. (a)	739
81	MPLX LP	2,919
		3,658
	Securities and Commodity Contracts
	Intermediation and Brokerage - 0.6%
150	Charles Schwab Corp.	7,806
27	Goldman Sachs Group, Inc.	8,198
18	Raymond James Financial, Inc.	1,718
18	Tradeweb Markets, Inc.	1,620
		19,342

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Securities and Commodity Exchanges - 0.4%
30	CME Group, Inc.	$6,404
48	Intercontinental Exchange, Inc.	5,157
6	LPL Financial Holdings, Inc.	1,347
39	Nasdaq, Inc.	1,934
		14,842
	Semiconductor and Other Electronic
	Component Manufacturing - 6.0%
132	Advanced Micro Devices, Inc. (a)	13,002
48	Amphenol Corp. - Class A	3,866
42	Analog Devices, Inc.	6,608
18	Best Buy Co., Inc.	1,203
33	Broadcom, Inc.	27,766
9	Enphase Energy, Inc. (a)	716
21	Global Payments, Inc.	2,231
45	GLOBALFOUNDRIES, Inc. (a)	2,233
342	Intel Corp.	12,483
3	Jabil, Inc.	368
12	Lam Research Corp.	7,059
72	Marvell Technology, Inc.	3,400
45	Microchip Technology, Inc.	3,208
90	Micron Technology, Inc.	6,018
3	Monolithic Power Systems, Inc.	1,325
201	NVIDIA Corp.	81,969
21	NXP Semiconductors NV	3,620
36	ON Semiconductor Corp. (a)	2,255
33	Otis Worldwide Corp.	2,548
12	Skyworks Solutions, Inc.	1,041
75	STMicroelectronics NV	2,849
75	Texas Instruments, Inc.	10,651
9	Vertiv Holdings Co.	353
		196,772
	Services to Buildings and Dwellings - 0.0%
39	Rollins, Inc.	1,467

	Soap Cleaning Compound and
	Toilet Preparation - 1.6%
18	Air Products and Chemicals, Inc.	5,084
21	Church & Dwight Co., Inc.	1,910

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Soap Cleaning Compound and
	Toilet Preparation - 1.6%, Continued
9	Clorox Co.	$1,059
69	Colgate-Palmolive Co.	5,183
24	Ecolab, Inc.	4,026
30	Estee Lauder Cos., Inc.	3,866
156	Kenvue, Inc.	2,902
192	Procter & Gamble Co.	28,805
		52,835
	Software Publishers - 10.1%
36	Adobe, Inc. (a)	19,154
12	Akamai Technologies, Inc. (a)	1,240
6	ANSYS, Inc. (a)	1,670
21	Atlassian Corp. - Class A (a)	3,793
18	Autodesk, Inc. (a)	3,557
24	Bentley Systems, Inc.	1,167
51	Block, Inc. (a)	2,053
21	Cadence Design Systems, Inc. (a)	5,037
9	Check Point Software Technologies Ltd. (a)	1,208
21	Crowdstrike Holdings, Inc. - Class A (a)	3,712
27	Datadog, Inc. - Class A (a)	2,200
24	Dynatrace, Inc. (a)	1,073
21	Electronic Arts, Inc.	2,600
105	Hewlett Packard Enterprise Co.	1,615
3	HubSpot, Inc. (a)	1,271
24	Intuit, Inc.	11,879
603	Microsoft Corp.	203,880
66	Mobileye Global, Inc. (a)	2,354
225	Oracle Corp.	23,265
9	PTC, Inc. (a)	1,264
81	Salesforce, Inc. (a)	16,267
105	Shopify, Inc. (a)	4,955
15	Splunk, Inc. (a)	2,207
12	Synopsys, Inc. (a)	5,633
3	Tyler Technologies, Inc. (a)	1,119
12	Veeva Systems, Inc. - Class A (a)	2,313
36	VMware, Inc. (a)	5,243
		331,729

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Steel Product Manufacturing
	from Purchased Steel - 0.1%
15	Steel Dynamics, Inc.	$1,598

	Sugar and Confectionery
	Product Manufacturing - 0.1%
18	Hershey Co.	3,372

	Support Activities for Crop Production - 0.1%
57	Corteva, Inc.	2,744

	Support Activities for Mining - 0.9%
156	Cenovus Energy, Inc.	2,976
99	ConocoPhillips	11,760
15	Diamondback Energy, Inc.	2,405
75	Halliburton Co.	2,951
117	Schlumberger Ltd.	6,513
18	Targa Resources Corp.	1,505
42	Teck Resources Ltd.	1,484
		29,594
	Tobacco Manufacturing - 0.5%
144	Altria Group, Inc.	5,784
126	Philip Morris International, Inc.	11,235
		17,019
	Travel Arrangement and
	Reservation Services - 0.3%
3	Booking Holdings, Inc. (a)	8,369
12	Expedia Group, Inc. (a)	1,143
21	Royal Caribbean Cruises Ltd. (a)	1,779
		11,291
	Traveler Accommodation - 0.4%
21	Hilton Worldwide Holdings, Inc.	3,182
63	Las Vegas Sands Corp.	2,990
24	Marriott International, Inc. - Class A	4,526
21	MGM Resorts International	733
		11,431
	Ventilation Heating Air-Conditioning
	and Commercial Refrigeration
	Equipment Manufacturing - 0.2%
69	Carrier Global Corp.	3,289
12	Dover Corp.	1,559

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	COMMON STOCKS - 97.8%, Continued	Value
	Ventilation Heating Air-Conditioning
	and Commercial Refrigeration
	Equipment Manufacturing - 0.2%, Continued
33	Ingersoll Rand, Inc.	$2,002
		6,850
	Waste Treatment and Disposal - 0.4%
27	Republic Services, Inc.	4,009
21	Waste Connections, Inc.	2,720
33	Waste Management, Inc.	5,423
		12,152
	Water Sewage and Other Systems - 0.1%
15	American Water Works Co., Inc.	1,765

	Wired and Wireless
	Telecommunications Carriers - 0.3%
585	AT&T, Inc.	9,009

	Wired Telecommunications Carriers - 0.4%
93	T-Mobile US, Inc. (a)	13,379
24	Zoom Video Communications, Inc. - Class A (a)	1,440
		14,819
	TOTAL COMMON STOCKS
	(Cost $3,072,219)	3,214,364

	REITs - 1.9%
	Lessors of Real Estate - 1.6%
39	American Tower Corp.	6,949
12	AvalonBay Communities, Inc.	1,989
36	Crown Castle, Inc.	3,347
24	Digital Realty Trust, Inc.	2,985
9	Equinix, Inc.	6,567
30	Equity Residential	1,660
9	Mid-America Apartment Communities, Inc.	1,063
75	Prologis, Inc.	7,556
15	Public Storage	3,581
57	Realty Income Corp.	2,701
9	SBA Communications Corp.	1,878
27	Simon Property Group, Inc.	2,967
9	Sun Communities, Inc.	1,001

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited), Continued

Shares	REITs - 1.9%, Continued	Value
	Lessors of Real Estate - 1.6%, Continued
33	Ventas, Inc.	$1,401
84	VICI Properties, Inc.	2,344
42	Welltower, Inc.	3,512
12	WP Carey, Inc.	644
		52,145
	Offices of Real Estate Agents and Brokers - 0.1%
15	Alexandria Real Estate Equities, Inc.	1,397
51	Invitation Homes, Inc.	1,514
		2,911
	Veneer Plywood and Engineered
	Wood Product Manufacturing - 0.1%
60	Weyerhaeuser Co.	1,721

	Warehousing and Storage - 0.1%
18	Extra Space Storage, Inc.	1,864
24	Iron Mountain, Inc.	1,418
		3,282
	TOTAL REITs
	(Cost $66,192)	60,059

	MONEY MARKET FUND - 0.3%
10,230	First American Treasury Obligations Fund,
	Class X, 5.275% (b)	10,230
	TOTAL MONEY MARKET FUND
	(Cost $10,230)	10,230
	TOTAL INVESTMENTS
	(Cost $3,148,641) - 100.0%	3,284,653
	Other Assets in Excess of Liabilities - 0.0%	1,771
	TOTAL NET ASSETS - 100.00%	$3,286,424

AG - Aktiengesellschaft
MSCI - Morgan Stanley Capital International
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
S&P - Standards & Poor’s
SA - Société Anonyme
(a)	Non-income producing security.
(b)	Rate shown represents the 7-day annualized yield as of October 31, 2023.
+	Non-voting shares.

The accompanying notes are an integral part of these financial statements.

Reverb ETF
STATEMENT OF ASSETS AND LIABILITIES at October 31, 2023 (Unaudited)

ASSETS
Investments in securities, at value (cost $3,148,641)	$3,284,653
Receivables:
Dividends and interest	2,497
Dividend tax reclaim	124
Total assets	3,287,274

LIABILITIES
Payables:
Due to advisor	850
Total liabilities	850

NET ASSETS	$3,286,424

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$3,286,424
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	150,000
Net asset value per share	$21.91

COMPONENTS OF NET ASSETS
Paid-in capital	$3,344,028
Total accumulated deficit	(57,604)
Net assets	$3,286,424

The accompanying notes are an integral part of these financial statements.

Reverb ETF
STATEMENT OF OPERATIONS For the Six Months Ended October 31, 2023 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $431)	$21,158
Interest	261
Total income	21,419
Expenses
Management fees	4,205
Total expenses	4,205
Net investment income	17,214

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS
Net realized loss on transactions from:
Investments	(1,978)
Net change in unrealized appreciation on:
Investments	(65,330)
Net realized and unrealized loss on investments	(67,308)
Net decrease in net assets
resulting from operations	$(50,094)

The accompanying notes are an integral part of these financial statements.

Reverb ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	November 3,
	Ended	2022*
	October 31, 2023	through
	(Unaudited)	April 30, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$17,214	$14,137
Net realized gain/(loss) on transactions from:
Investments	(1,978)	(2,408)
Redemption in-kind (Note 5)	—	215,418
Foreign currency	—	(2)
Net change in unrealized appreciation on:
Investments	(65,330)	201,342
Net increase/(decrease) in
net assets resulting from operations	(50,094)	428,487

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	—	(5,409)
Total dividends and distributions	—	(5,409)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,175,960	1,737,480
Total increase in net assets	1,125,866	2,160,558

NET ASSETS
Beginning of period	2,160,558	—
End of period	$3,286,424	$2,160,558

(a)	A summary of share transactions is as follows:

	Six Months Ended		November 3, 2022*
	October 31, 2023		through
	(Unaudited)		April 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	50,000	$1,175,960	1,250,000	$24,356,600
Shares redeemed	—	—	(1,150,000)	(22,619,120)
Net increase	50,000	$1,175,960	100,000	$1,737,480

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Reverb ETF
FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Six Months		November 3,
	Ended		2022*
	October 31, 2023		through
	(Unaudited)		April 30, 2023
Net asset value, beginning of period	$21.61		$19.24

Income from investment operations:
Net investment income	0.17		0.14
Net realized and unrealized
gain on investments	0.13		2.28
Total from investment operations	0.30		2.42

Less distributions:
From net investment income	—		(0.05)
Total distributions	—		(0.05)

Net asset value, end of period	$21.91		$21.61

Total return, at NAV	1.41	%(2)	12.60	%(2)
Total return, at Market	1.42	%(2)	12.60	%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,286		$2,161
Ratio of expenses to average net assets	0.30	%(1)	0.30	%(1)
Ratio of net investment income
to average net assets	1.23	%(1)	1.27	%(1)
Portfolio turnover rate(3)	7.32	%(2)	2.37	%(2)

(1)	Annualized.
(2)	Not Annualized.
(3)	Excludes impact of in-kind transactions.
*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Reverb ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Reverb ETF (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on November 3, 2022. The investment objective of the Fund is to achieve long-term capital appreciation.

Shares of the Fund are listed on Cboe BZX Exchange, Inc. (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the shares’ net asset value (“NAV”). The Fund issues and redeems shares at NAV only in large blocks known as “Creation Units,” which generally consist of 50,000 shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash. Once created, shares trade in the secondary market in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $500 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.

Reverb ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2023 (Unaudited), Continued

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are generally valued using market valuations, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between

Reverb ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2023 (Unaudited), Continued

financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs:  The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of October 31, 2023, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for a majority of security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own

Reverb ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2023 (Unaudited), Continued

assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund calculates its net asset value per share as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business.

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Distribution Cognizant, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Reverb ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2023 (Unaudited), Continued

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation
and Food Services	$50,916	$—	$—	$50,916
Administrative Support
and Waste Management	131,331	—	—	131,331
Agriculture, Forestry,
Fishing, and Hunting	2,744	—	—	2,744
Construction	13,223	—	—	13,223
Finance and Insurance	405,345	—	—	405,345
Health Care and
Social Assistance	9,286	—	—	9,286
Information	482,009	—	—	482,009
Management of Companies
and Enterprises	15,927	—	—	15,927
Manufacturing	1,280,142	—	—	1,280,142
Mining, Quarrying, and
Oil and Gas Extraction	84,597	—	—	84,597
Professional, Scientific,
and Technical Services	245,699	—	—	245,699
Real Estate, Rental,
and Leasing	21,483	—	—	21,483
Retail Trade	274,444	—	—	274,444
Transportation
and Warehousing	79,890	—	—	79,890
Utilities	75,107	—	—	75,107
Wholesale Trade	42,221	—	—	42,221
Total Common Stocks	3,214,364	—	—	3,214,364
REITs	60,059	—	—	60,059
Money Market Fund	10,230	—	—	10,230
Total Investments	$3,284,653	$—	$—	$3,284,653

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820):

Reverb ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2023 (Unaudited), Continued

Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses and shareholder proxy). For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs, and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra” or “the Sub-Adviser”) acts as the Sub-Adviser to the Fund. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations

Reverb ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2023 (Unaudited), Continued

and the Trust’s and the Sub-Adviser’s brokerage policies. Sub-Advisory fees earned by Penserra are paid by the Adviser. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Fund to the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended October 31, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $1,389,754 and $200,006, respectively.

For the six months ended October 31, 2023, in-kind transactions associated with creations and redemptions were $1,171,351 and $0, respectively. There were no purchases or sales of U.S. Government securities during the six months ended October 31, 2023.

During the six months ended October 31, 2023, the Fund realized net capital gains of $0 resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.

Reverb ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2023 (Unaudited), Continued

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2023, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$1,952,412
Gross unrealized appreciation	264,721
Gross unrealized depreciation	(63,103)
Net unrealized appreciation (a)	201,618
Undistributed ordinary income	8,599
Undistributed long-term capital gain	—
Total distributable earnings	8,599
Other accumulated gain/(loss)	(2,433)
Total accumulated gain/(loss)	$207,784

(a)	The difference between the book-basis and tax-basis net unrealized appreciation and cost is attributable to partnership adjustments.

The tax character of distributions paid during the six months ended October 31, 2023 and the period ended April 30, 2023 was as follows:

	October 31, 2023	April 30, 2023
Ordinary income	$ —	$5,409

As of April 30, 2023, the Fund has short-term capital loss carryforward of $2,414, which has no expiration.

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
New Adviser Risk. The Adviser is a new entity formed in 2021 and has not previously managed an ETF. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code. As a result, investors do not have a long-term track record of managing a pooled investment vehicle from which to judge the newly-formed Adviser and the Adviser may not achieve the intended result in managing the Fund.

•
Management Risk. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

Reverb ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2023 (Unaudited), Continued

•
Consumer Sentiment Risk. Investment decisions that are based primarily on consumer sentiment involve additional risks. Information received may be inaccurate, incomplete or misleading. Information received may be outdated or could be duplicative making the information ineffective for accurately gauging current sentiment. There is a possibility that users have an undisclosed agenda with an attempt to manipulate a company’s stock price.

•
Research Risk. The Adviser does not conduct company research on any of the positions held in the portfolio outside of analysis of the sentiment data received from the Reverberate App. The Adviser also does not consider market developments or the status of the economy in its management of the Fund. The Adviser’s strategy is to base its investment decisions entirely on the expressions of sentiment as identified in the Reverberate App. As a result, the Fund is subject to the risks, which may be substantial, that negative developments effecting a held company, the economy, or markets in general, may not be apparent to the users of the Reverberate App. These negative developments could have significant negative impact on the value of your investment and the Fund’s portfolio.

•
Reverberate App. The Reverberate App is a new web-based utility and currently has a limited number of users. The ability of the App to properly and accurately gauge public sentiment is highly dependent on its ability to attain a high level of regular usage among a broad market segment of the population. If the App is unable to draw sufficient users to express their views on a company, the Adviser will invest in the company at a level equal to its market-capitalization proportional to that of the Investable Universe. If the Adviser is unable to take material active positions due to lack of sufficient data or otherwise, the Fund will likely experience performance similar to the broad large capitalization market in general. In addition, while the App seeks to use tools and technology to identify and limit the influence of non-human users (Bots) or multiple votes by the same user, there is no guarantee that it will be successful in doing so. In that event, the information provided by the App may not properly reflect sentiment regarding a company, leading the Adviser to take active positions in a company that are inconsistent with true market sentiment. The investment strategy of relying entirely on general public sentiment as expressed on a web-based user app in order to take active positions is novel. The strategy may not work and this may have a significant negative impact on the value of your investment.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely

Reverb ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2023 (Unaudited), Continued

impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Equity Securities Risk. The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.

•
High Portfolio Turnover Risk. The Fund may be subject to increased trading based on the level of user responses received and this trading can lead to higher than normal portfolio turnover. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover may cause the Fund’s performance to be less than you expect.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to

Reverb ETF
NOTES TO FINANCIAL STATEMENTS at October 31, 2023 (Unaudited), Continued

process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•
Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

•
Newer Fund Risk. The Fund is a recently organized investment company with a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio. The Adviser does not manage the Fund’s sector exposure so that at any given time the Fund may have significant exposure to individual sectors.

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NOTES TO FINANCIAL STATEMENTS at October 31, 2023 (Unaudited), Continued

NOTE 8 – TRUSTEES AND OFFICERS

At a meeting held on June 22-23, 2023, the Board of Trustees of the Trust appointed Ms. Lillian A. Kabakali as the Assistant Secretary of the Trust, effective July 10, 2023. Effective July 20, 2023, Mr. Michael L. Ceccato retired from his service as Vice President, Chief Compliance Officer and Anti-Money Laundering Officer of the Trust. At a meeting held on July 20, 2023, the Board of Trustees of the Trust appointed Mr. Joseph Kolinsky as the successor Vice President, Chief Compliance Officer and Anti-Money Laundering Officer of the Trust, effective July 20, 2023.

Effective October 18, 2023, Mr. Ray Woolson retired from his service as Trustee and Chairman of the Board of Trustees of the Trust (the “Board”) to attend to health-related matters. At the recommendation of the Nominating and Governance Committee, on October 24, 2023, the Board appointed Mr. David Mertens as the successor Chairman of the Board, and Ms. Michele Rackey was appointed as Chairman of the Nominating and Governance Committee of the Board.

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NOTICE TO SHAREHOLDERS at October 31, 2023 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-617-0004 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-617-0004.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-800-617-0004.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.reverb-etf.com.

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HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-617-0004 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Advisor to serve as the administrator of the program. The Advisor’s committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period November 3, 2022 through June 30, 2023. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor
Distribution Cognizant, LLC
288 Pearl Street, #304
Monterey, California 93940

Sub-Advisor
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
(800) 617-0004

Custodian
U.S. Bank N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-800-617-0004.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date    1/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date    1/5/24

By (Signature and Title)*    /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal
Financial Officer

Date    1/5/24

* Print the name and title of each signing officer under his or her signature